Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Less: Accumulated amortization	¥ (8,880)	¥ (8,880)
Less: Impairment loss	(9,882)
Intangible assets, net		9,882
Amortization expenses	0	0	¥ 3,526
Impairment loss of investments	3,912	0	3,096
Impairment of intangible assets	9,882
Microcredit license
Intangible assets, net
Impairment loss of investments			¥ 3,096
Credit investigation license
Intangible assets, net
Less: Impairment loss	(9,882)
Impairment of intangible assets	9,882
License with indefinite life
Intangible assets, net
Intangible assets, gross	9,882	9,882
Customer database
Intangible assets, net
Intangible assets, gross	8,815	8,815
Trademark
Intangible assets, net
Intangible assets, gross	¥ 65	¥ 65